Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

September 4, 2018

Via EDGAR

U.S. Securities and Exchange Commission
 100 F Street, NE
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Class R4 shares of each fund listed in Appendix A (the "Funds"). The interactive data relates to summary information that mirrors each Fund's summary information in its supplement dated August 16, 2018 (SEC Accession No. 0001081400-18-000651). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact me at (617) 210-3682.

Very truly yours,

/s/ Maureen Towle
 Maureen Towle
 Senior Counsel

APPENDIX A

Wells Fargo Funds Trust

Wells Fargo Dynamic Target Today Fund
 Wells Fargo Dynamic Target 2015 Fund
 Wells Fargo Dynamic Target 2020 Fund
 Wells Fargo Dynamic Target 2025 Fund
 Wells Fargo Dynamic Target 2030 Fund
 Wells Fargo Dynamic Target 2035 Fund
 Wells Fargo Dynamic Target 2040 Fund
 Wells Fargo Dynamic Target 2045 Fund
 Wells Fargo Dynamic Target 2050 Fund
 Wells Fargo Dynamic Target 2055 Fund
 Wells Fargo Dynamic Target 2060 Fund

The following image is included here in order to enable the image to be viewable with the XBRL Exhibits filed herewith.